CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (Income) loss	$ (6,554,662)	$ (3,243,984)	$ (4,413,553)	$ 7,365,308
Adjustments to reconcile net (income) loss to net cash provided by operating activities:
Depreciation and amortization	5,130,990	3,355,419	5,812,776	2,836,042
Amortization of fair value adjustment	(157,939)	(485,131)	(725,031)	(245,231)
Equity in (income) loss of unconsolidated joint ventures	(80,706)	(52,694)	102,939	(13,435)
Gain on sale of joint venture interests	(1,006,359)	0	0	(2,014,533)
Equity in gain on sale of real estate asset of unconsolidated joint ventures			(1,686,877)	0
Gain on revaluation of equity on business combinations			0	(12,170,005)
Distributions from unconsolidated real estate joint ventures	40,377	208,850	289,329	607,477
Share-based compensation attributable to directors' stock compensation plan	25,000	37,500	88,750	81,250
Changes in operating assets and liabilities:
Due to affiliates	(150,893)	116,480	(232,532)	367,353
Accounts receivable, prepaids and other assets	(503,861)	192,011	(1,006,554)	249,357
Accounts payable and other accrued liabilities	1,819,724	1,586,888	2,015,017	887,933
Net cash (used in) provided by operating activities	(1,438,329)	1,715,339	244,264	(2,048,484)
Cash flows from investing activities:
Increase in restricted cash	(2,425,297)	(136,572)	(209,538)	(96,663)
Cash acquired in excess of acquisition of consolidated real estate investments			0	(12,417,078)
Additions to consolidated real estate investments	(16,650,451)	(3,779,217)	(20,773,995)	(1,289,149)
Capital expenditures	(2,479,782)	(3,479,973)
Proceeds from sale of joint venture interests	4,985,424	0	4,439,244	2,957,622
Investment in unconsolidated joint venture	(2,960,525)	0	0	(6,457)
Net cash used in investing activities	(19,530,631)	(7,395,762)	(16,544,289)	(10,851,725)
Cash flows from financing activities:
Distributions on common stock	(1,608,348)	(488,927)	(1,152,639)	(695,466)
Distributions to noncontrolling interests	(4,370,410)	(477,410)	(1,153,982)	(398,116)
Noncontrolling equity interest additions to consolidated real estate investments	4,281,250	920,908	1,040,100
Borrowings on mortgages payable	5,497,215	3,214,087	0	0
Repayments on mortgages payable	(313,487)	(298,319)	0	(3,834,578)
Borrowings (repayment) of mortgages payable			15,885,844	(239,434)
(Repayments of) borrowings under line of credit	(7,571,223)	1,024,663	1,159,805	11,935,830
Payments of deferred financing fees, net	(1,525,884)	28,849	(205,286)	(123,618)
Net proceeds from issuance of common stock	43,977,439	793,624	1,019,230	8,895,956
Payments to redeem common stock	0	(98,425)	(98,425)	(271,772)
Net cash provided by financing activities	38,366,552	4,619,050	16,494,647	15,268,802
Net increase (decrease) in cash and cash equivalents	17,397,592	(1,061,373)	194,622	2,368,593
Cash and cash equivalents at beginning of period	2,983,785	2,789,163	2,789,163	420,570
Cash and cash equivalents at end of period	20,381,377	1,727,790	2,983,785	2,789,163
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest, net of interest capitalized	255,144	399,132	933,487	209,585
Supplemental Disclosure of Noncash Investing and Financing Activities:
Distributions payable	595,948	136,524	143,463	129,656
Redemptions payable	0	169,366	0	23,125
Accrued offering costs	152,249	725,691	954,294	559,818
Distributions paid to common stockholders through common stock issuances pursuant to the distribution reinvestment plan	0	313,195	441,269	454,712
Receivable for common stock issuances pursuant to the distribution reinvestment plan	0	(52,990)	0	(49,556)
Line of credit and extension fee			175,356	0
Reduction of line of credit balance in exchange for sale of joint venture equity interest			5,524,412	0
Net assets acquired			0	26,283,000
Mortgages assumed upon property acquisitions	116,800,000	0
Class A common stock issued upon property acquisitions	15,188,293	0
Operating partnership units issued for property acquisition	$ 4,100,000	$ 0